Employee share schemes (Tables)	12 Months Ended
Dec. 31, 2024
Employee share schemes
Schedule of total cost between each of the relevant schemes

Charge (£m)	2024	2023
Equity-settled
Performance Share Plan	29	17
Share Value Plan	72	58
Share Save Plan	1	1
Cash-settled
Performance Share Plan	1	–
Share Value Plan	14	11
Total	117	87

Schedule of movements in outstanding awards, share-based payment arrangements

	Performance Share Plan		Share Value Plan		Share Save Plan[1]
Number of share awards ('000)	Ordinary shares	ADS	Ordinary shares	ADS	Share options
At 1 January 2023	9,479	1,620	23,664	7,590	4,623
Awards granted	9,785	2,093	18,881	6,370	1,163
Dividends reinvested	230	44	7	–	n/a
Awards released/exercised	–	–	(653)	(319)	(9)
Awards forfeited	(453)	(206)	(2,958)	(786)	(287)
At 31 December 2023	19,041	3,551	38,941	12,855	5,490
Awards granted	11,830	945	18,442	5,329	757
Dividends reinvested	475	54	14	–	n/a
Awards released/exercised	(537)	(573)	(6,495)	(2,080)	(206)
Awards forfeited	(3,130)	(1,060)	(6,032)	(2,199)	(670)
At 31 December 2024	27,679	2,917	44,870	13,905	5,371

1	Number of share options exercisable as at 31 December 2024 was 156,008 (2023: 168,350).

Schedule of weighted average fair values of awards granted during the period, share-based payment arrangements

Weighted fair value	2024	2023
Performance Share Plan
Ordinary shares	£3.46	£3.33
ADSs	$8.62	$8.37
Share Value Plan
Ordinary shares	£3.20	£3.21
ADSs	$8.14	$8.00
Share Save Plan[1]
Share options	£1.04	£0.93

1	Weighted average exercise prices (£) for options exercised during the year was £2.28.

Schedule of assumptions used in Black-Scholes option pricing model

	2024 Grant	2023 Grant
Weighted average fair value at the measurement date (£)	1.04	0.93
Risk-free interest rate (%)	4.22	3.53
Expected dividend yield (%)	2.02	1.88
Volatility (%)	20.94	23.63
Expected life (years)	3.5	3.5
Share Save Plan-related options grant price (including 20% discount) (£)	3.00	2.66